Non-controlling interests	12 Months Ended
Dec. 31, 2024
Non-controlling interests.
Non-controlling interests

26 Non-controlling interests

The Group Financial Statements at 31 December 2024 reflect equity of $85m (2023: $23m; 2022: $21m) and Total comprehensive income of $5m (2023: $6m; 2022: $2m) attributable to the non-controlling interests in AstraZeneca Pharma India Limited, P.T. AstraZeneca Indonesia, Beijing Falikang Pharmaceutical (China) Co. Ltd., AstraZeneca Algeria Pharmaceutical Industries SPA, VaxNewMo LLC and SixPeaks Bio AG.